Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity
8. STOCKHOLDERS’ EQUITY
Common and Preferred Stock
In August 2017, the Company entered into a Controlled Equity Offering
SM
Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. (“Cantor”), pursuant to which the Company may offer and sell, from time to time through Cantor, shares of the Company’s common stock having an aggregate offering price of up to $50.0 million. The Company pays Cantor a commission rate equal to 3.0% of the aggregate gross proceeds from each sale. During the three and six months ended June 30, 2020, the Company sold an aggregate of 649,095 and 690,895 shares of its common stock, respectively, pursuant to the Sales Agreement at a weighted-average selling price of $1.32 per share, during both periods, which resulted in approximately $0.8 million in net proceeds to the Company during both periods. During the three and six months ended June 30, 2019, the Company sold an aggregate of 600 shares of its common stock pursuant to the Sales Agreement at a weighted-average selling price of $10.03 per share, which resulted in de minimis net proceeds to the Company.
2014 Stock Incentive Plan and 2015 Stock Incentive Plan
In April 2014, the Company’s Board of Directors approved the 2014 Stock Incentive Plan (the “2014 Plan”) and authorized 750,000 shares of common stock to be issued under the 2014 Plan.
The Company’s 2015 Stock Incentive Plan (the “2015 Plan”) became effective immediately prior to the closing of the Company’s IPO on May 11, 2016. Upon the effectiveness of the 2015 Plan, 116,863 shares of common stock that remained available for grant under the 2014 Plan became available for grant under the 2015 Plan, and no further awards were available to be issued under the 2014 Plan.
The Company’s Board of Directors initially adopted the 2015 Plan in December 2015, subject to stockholder approval, and authorized 750,000 shares of Common Stock to be issued under the 2015 Plan. The 2014 Plan and 2015 Plan provide for the issuance of common stock, stock options and other stock-based awards to employees, officers, directors, consultants and advisors of the Company.
Amended and Restated 2015 Stock Incentive Plan
In March 2018, the Board approved the Amended and Restated 2015 Plan. Upon receipt of stockholder approval at the Company’s 2018 annual meeting in June 2018, the 2015 Plan was amended and restated in its entirety increasing the authorized number of shares of common stock reserved for issuance by 800,000 shares (the Amended and Restated 2015 Plan, and together with the 2014 Plan, the “Stock Incentive Plans”). Upon receipt of stockholder approval at the Company’s 2020 annual meeting in June 2020, the Amended and Restated 2015 Plan was further amended to increase the authorized number of shares of common stock reserved for issuance by 1,150,000 shares. Following this approval, there are 2,816,863 shares authorized for issuance pursuant to the Amended and Restated 2015 Plan. In addition, to the extent any outstanding awards under the 2014 Plan expire, terminate or are otherwise surrendered, cancelled or forfeited after the closing of the Company’s IPO, those shares are added to the authorized shares under the Amended and Restated 2015 Plan.
The total amount of shares authorized for issuance under all Stock Incentive Plans is 3,450,000. As of June 30, 2020, the Company had 1,216,176 shares available for issuance under the Amended and Restated 2015 Plan.
The exercise price of stock options cannot be less than the fair value of the common stock on the date of grant. Stock options awarded under the Stock Incentive Plans expire 10 years after the grant date, unless the Board sets a shorter term. There were no stock options granted prior to 2015.
The following table summarizes the option activity under the Stock Incentive Plans for the six months ended June 30, 2020 and the year ended December 31, 2019:

	Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding at December 31, 2018	1,299,565	$11.18	$881,385
Granted	395,500	9.61	—
Exercised	—	—	—
Cancelled	(22,750)	13.36	—

Outstanding at December 31, 2019	1,672,315	10.78	—
Granted	270,000	1.44	—
Exercised	—	—	—
Cancelled	(426,040)	10.45	—

Options outstanding at June 30, 2020	1,516,275	$9.21	$—

Options exercisable at June 30, 2020	1,017,853	$10.79	$—

As of June 30, 2020, all options outstanding have a weighted-average remaining contractual life of 6.6 years. The weighted-average fair value of all stock options granted for the six months ended June 30, 2020 was $0.99. Intrinsic value at June 30, 2020 and December 31, 2019 is based on the closing price of the Company’s common stock on that date of $1.47 per share and $1.58 per share, respectively.
In January 2018, the Company issued a stock option award as an inducement grant for the purchase of an aggregate of 50,000 shares of the Company’s common stock, outside of the Stock Incentive Plans, at an exercise price of $12.02 per share. In February 2019, the Company issued a stock option award as an inducement grant for the purchase of an aggregate of 40,000 shares of the Company’s common stock, outside of the Stock Incentive Plans, at an exercise price of $10.39 per share. These inducement grants are excluded from the option activity table above.
The assumptions the Company used to determine the fair value of stock options granted to employees and directors during the six months ended June 30, 2020 and 2019 are as follows, presented on a weighted-average basis:

	For the Six Months Ended June 30,
	2020	2019
Risk-free interest rate	0.7%	2.6%
Expected term (in years)	5.9	6.0
Expected volatility	82.8%	81.1%
Expected dividend yield	0%	0%
Restricted Stock Units
Performance-Based Restricted Stock Units
In January 2019, the Company issued performance-based RSUs to senior management under the Amended and Restated 2015 Plan that represented shares potentially issuable in the future subject to the satisfaction of certain performance milestones as well as a service condition. The vesting of 50% of the performance-based RSUs was based upon the Company’s performance relative to a peer group over a two-year performance period, from January 1, 2019 through December 31, 2020, measured by the Company’s relative total shareholder return. The vesting of 25% of the performance-based RSUs was based on the achievement of a performance goal milestone as of December 31, 2019 and the vesting of the remaining 25% of the performance-based RSUs was based upon the achievement of a performance goal milestone as of December 31, 2020.
The Company estimated the fair value of total shareholder return performance-based RSUs at the date of grant using a Monte Carlo valuation methodology and amortizes those fair values over the requisite service period for each separately vesting tranche of the award. The Monte Carlo methodology that the Company uses to estimate the fair value of total shareholder return performance-based RSUs at the date of grant incorporates into the valuation the possibility that the market condition may not be satisfied. Provided that the requisite service is rendered, the total fair value of the total shareholder return performance-based RSUs at the date of grant must be recognized as compensation expense even if the market condition is not achieved. However, the number of shares that ultimately vest can vary significantly with the performance of the specified market criteria.
The Company estimates the fair value of milestone performance-based RSUs at the date of grant using the fair value method and the probability that the specified performance criteria will be met and amortizes the fair value over the requisite service period for each separately vesting tranche of the award when attainment of the milestone is deemed probable. The assumption used to determine the fair value of the performance-based RSUs granted to management in 2019 for the performance goal milestone units is based on the market price of the award on the grant date. Each quarter the Company updates its assessment of the probability that the specified criteria will be achieved and adjusts its estimate of the fair value, if necessary.
As of December 31, 2019, the Company did not meet the 2019 milestone under the performance-based RSUs, and accordingly 46,450 shares were returned to the Amended and Restated 2015 Plan. The previously recognized expense of $0.3 million related to the 2019 milestone was reversed during the year ended December 31, 2019. The 2020 milestone was not deemed probable, and the previously recognized expense of $0.1 million was reversed during the year ended December 31, 2019. The Company recognized $0.3 million expense related to the total shareholder return component of the performance-based RSUs during the year ended December 31, 2019.
In March 2020, the Company and the recipients of these performance-based RSUs agreed to cancel the agreements and as a result, 139,350 shares were returned to the Amended and Restated 2015 Plan. The Company recognized the remaining expense for the total shareholder return performance-based RSUs in the amount of $0.3 million during the six months ended June 30, 2020. The Company did not recognize any expense related to the milestone performance-based RSUs.
In April 2020, the Company issued 360,000 performance-based RSUs to senior management under the Amended and Restated 2015 Plan that represented shares potentially issuable in the future subject to the satisfaction of certain performance milestones. The vesting of 50% of the performance-based RSUs is based on the achievement of a performance goal milestone as of December 31, 2020 and the vesting of the remaining 50% of the performance-based RSUs is based upon the achievement of a performance goal milestone as of December 31, 2021. For the three and six months ended June 30, 2020, the Company recognized approximately $44,000 expense related to the performance-based RSUs.
Time-Based Restricted Stock Units
In March 2020, the Company issued 199,000 time-based RSUs to employees under the Amended and Restated 2015 Plan. The weighted average grant date fair value of the time-based RSUs was $1.41 for the three and six months ended June 30, 2020. The vesting for the time-based RSUs is 50% after one-year from the grant date and the remaining 50% as of December 31, 2021. For the three and six months ended June 30, 2020, the Company recognized approximately $32,000 and $43,000 expense related to the time-based RSUs, respectively.
The following table is a rollforward of all RSU activity under the Stock Incentive Plans for the six months ended June 30, 2020:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Total nonvested units at December 31, 2019	139,350	$7.86
Granted	559,000	1.41
Vested	—	—
Cancelled	(164,350)	6.88

Total nonvested units at June 30, 2020	534,000	$1.07

Stock-Based Compensation
The following table summarizes the Company’s stock-based compensation expense for the three and six months ended June 30, 2020 and 2019 (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Stock-based compensation:
Research and development	$171	$339	$446	$656
General and administrative	303	702	845	1,357

Total Stock-based compensation	$474	$1,041	$1,291	$2,013

The fair value of stock options vested during the six months ended June 30, 2020 was $1.5 million. At June 30, 2020, there was $2.4 million of unrecognized stock-based compensation expense relating to stock options granted pursuant to the Stock Incentive Plans, which will be recognized over the weighted-average remaining vesting period of 2.2 years.
At June 30, 2020, there was $0.5 million of unrecognized stock-based compensation expense relating to the time-based RSUs granted pursuant to the Stock Incentive Plans, which will be recognized over the weighted-average remaining vesting period of 1.5 years.
Reserved Shares
As of June 30, 2020 and December 31, 2019, the Company reserved the following shares of common stock for issuance of shares resulting from exercise of outstanding warrants and options, convertible shares from the Convertible Term Loan, as well as issuance of shares available for grant under the Stock Incentive Plans:

	June 30,	December 31,
	2020	2019
IPO warrants	28,347	28,347
November private placement warrants	1,633,777	1,633,777
Convertible term loan	—	2,329,143
Pontifax warrants	250,000	250,000
September 2019 warrants	15,000	15,000
Amended and restated 2015 stock incentive plan	3,266,451	2,160,338
Inducement awards	90,000	90,000

Total	5,283,575	6,506,605

8.	STOCKHOLDERS’ EQUITY
Common Stock
In August 2017, the Company entered into a Controlled Equity Offering
SM
Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. (“Cantor”), pursuant to which the Company may offer and sell, from time to time through Cantor, shares of the Company’s common stock having an aggregate offering price of up to $50.0 million. The Company pays Cantor a commission rate equal to 3.0% of the aggregate gross proceeds from each sale. During the year ended December 31, 2019, the Company sold an aggregate of 600 shares of its common stock pursuant to the Sales Agreement at a weighted-average selling price of $10.03 per share, which resulted in de minimis net proceeds to the Company. During the year ended December 31, 2018, the Company sold an aggregate of 217,329 shares of its common stock pursuant to the Sales Agreement at a weighted-average selling price of $15.42 per share, which resulted in $3.2 million of net proceeds to the Company.
In August 2018, the Company issued and sold in an underwritten public offering an aggregate of 3,246,079 shares of its common stock at $12.50 per share, which included 246,079 shares pursuant to the exercise of an option to purchase additional shares granted to the underwriters in connection with the offering. The offering resulted in $38.0 million of net proceeds, after deducting underwriting discounts and commissions and other offering expenses payable by the Company.
2014 Stock Incentive Plan and 2015 Stock Incentive Plan
In April 2014, the Company’s Board of Directors approved the 2014 Stock Incentive Plan (the “2014 Plan”) and authorized 750,000 shares of common stock to be issued under the 2014 Plan.
The Company’s 2015 Stock Incentive Plan (the “2015 Plan”) became effective immediately prior to the closing of the Company’s IPO on May 11, 2016. Upon the effectiveness of the 2015 Plan, 116,863 shares of common stock that remained available for grant under the 2014 Plan became available for grant under the 2015 Plan, and no further awards were available to be issued under the 2014 Plan.
The Company’s Board of Directors initially adopted the 2015 Plan in December 2015, subject to stockholder approval, and authorized 750,000 shares of Common Stock to be issued under the 2015 Plan. The 2014 Plan and 2015 Plan provide for the issuance of common stock, stock options and other stock-based awards to employees, officers, directors, consultants and advisors of the Company.
Amended and Restated 2015 Stock Incentive Plan
In March 2018, the Board approved the Amended and Restated 2015 Plan. Upon receipt of stockholder approval at the Company’s 2018 annual meeting in June 2018, the 2015 Plan was amended and restated in its entirety increasing the authorized number of shares of common stock reserved for issuance by 800,000 shares (together with the 2014 Plan, the 2015 Plan, the “Stock Incentive Plans”). Pursuant to the Amended and Restated 2015 Plan, there are 1,666,863 shares authorized for issuance. In addition, to the extent any outstanding awards under the 2014 Plan expire, terminate or are otherwise surrendered, cancelled or forfeited after the closing of the Company’s IPO, those shares are added to the authorized shares under the Amended and Restated 2015 Plan. The total amount of shares authorized for issuance under both the 2014 Plan and the Amended and Restated 2015 Plan is 2,300,000. As of December 31, 2019, the Company had 348,673 shares available for issuance under the Amended and Restated 2015 Plan.
The exercise price of stock options cannot be less than the fair value of the common stock on the date of grant. Stock options awarded under the Stock Incentive Plans expire 10 years after the grant date, unless the Board sets a shorter term. There were no stock options granted prior to 2015.
The following table summarizes the option activity under the Stock Incentive Plans for the years ended December 31, 2019 and 2018:

	Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Options outstanding at December 31, 2017	988,565	$10.83	$2,617,859
Granted	311,000	12.28	—
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding at December 31, 2018	1,299,565	$11.18	$2,617,859
Granted	395,500	9.61	—
Exercised	—	—	—
Cancelled	(22,750)	13.36	—

Options outstanding at December 31, 2019	1,672,315	$10.78	$—

Options exercisable at December 31, 2019	1,072,811	$11.13	$—

As of December 31, 2019, options outstanding have a weighted-average remaining contractual life of 7.2 years. The weighted-average fair value of all stock options granted for the year ended December 31, 2019 was $6.74. The intrinsic value at December 31, 2019 and 2018 is based on the closing price of the Company’s common stock on that date of $1.58 per share and $10.39 per share, respectively.
In January 2018, the Company issued a stock option award as an inducement grant for the purchase of an aggregate of 50,000 shares of the Company’s common stock, outside of the Stock Incentive Plans, at an exercise price of $12.02 per share. In February 2019, the Company issued a stock option award as an inducement grant for the purchase of an aggregate of 40,000 shares of the Company’s common stock, outside of the Stock Incentive Plans, at an exercise price of $10.39 per share. These inducement grants are excluded from the option activity table above.
The assumptions the Company used to determine the fair value of stock options granted in 2019 and 2018 are as follows, presented on a weighted-average basis:

	For the Year Ended December 31,
	2019	2018
Risk-free interest rate	2.5%	2.5%
Expected term (in years)	5.9	5.9
Expected volatility	81.1%	82.5%
Expected dividend yield	0%	0%
Performance-Based Restricted Stock Units
In January 2019, the Company issued RSUs to senior management under the 2015 Plan that represent shares potentially issuable in the future subject to the satisfaction of certain performance milestones as well as a service condition. The vesting of 50% of the RSUs is based upon the Company’s performance relative to a peer group over a two-year
performance period, from January 1, 2019 through December 31, 2020, measured by the Company’s relative total shareholder return. The vesting of 25% of the RSUs is based on the achievement of a performance goal milestone as of December 31, 2019 and the vesting of the remaining 25% of the RSUs is based upon the achievement of a performance goal milestone as of December 31, 2020.
The Company estimates the fair value of total shareholder return RSUs at the date of grant using a Monte Carlo valuation methodology and amortizes those fair values over the requisite service period for each separately vesting tranche of the award. The Monte Carlo methodology that the Company uses to estimate the fair value of total shareholder return RSUs at the date of grant incorporates into the valuation the possibility that the market condition may not be satisfied. Provided that the requisite service is rendered, the total fair value of the total shareholder return RSUs at the date of grant must be recognized as compensation expense even if the market condition is not achieved. However, the number of shares that ultimately vest can vary significantly with the performance of the specified market criteria.
The fair value of the performance-based RSUs granted to management in 2019 for the Company’s relative total share return units is based on the Monte Carlo Simulation method on the grant date, which the weighted average fair value as of the year ended December 31, 2019 was $6.62 per share.
The Company estimates the fair value of performance milestone-based RSUs at the date of grant using the fair value method and the probability that the specified performance criteria will be met and amortizes the fair value over the requisite service period for each separately vesting tranche of the award when attainment of the milestone is deemed probable. The assumption used to determine the fair value of the RSUs granted to management during the year ended December 31, 2019 for the performance goal milestone units is based on the market price of the award on the grant date, which was a weighted average fair value for the year ended December 31, 2019 of $10.35 per share. Each quarter the Company updates its assessment of the probability that the specified milestone criteria will be achieved and adjusts its estimate of the fair value, if necessary. As of December 31, 2019, the Company has determined that it has not met the December 31, 2019 clinical milestones and reversed $0.1 million for previously recognized stock-based compensation expense and returned 46,450 shares to the plan.
As of December 31, 2019, the Company estimates that it is currently not probable that it will achieve the December 31, 2020 clinical milestones applicable to the milestone-based RSUs and has not recognized stock-based compensation expense for these RSUs as it relates to the December 31, 2020 milestone base goals. As of December 31, 2019, the Company reduced stock-based compensation by approximately $0.2 million for previously recognized stock-based compensation for the December 31, 2020 clinical milestones currently estimated to be not probable.
The total stock-based compensation recognized for the year ended December 31, 2019 for the RSUs related to the total shareholder return PSUs was approximately $0.3 million.
The following table is a rollforward of RSU activity under the Stock Incentive Plans for the year ended December 31, 2019:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Total nonvested units at December 31, 2018	—	$—
Granted	203,700	8.49
Vested	—	—
Cancelled	(64,350)	9.83

Total nonvested units at December 31, 2019	139,350	$7.86

Stock-Based Compensation
The following table summarizes the stock-based compensation expense for the years ended December 31, 2019 and 2018 (in thousands):

	For the Year Ended December 31,
	2019	2018
Stock-based compensation:
Research and development	$1,223	$843
General and administrative	2,144	1,933

Total Stock-based compensation	$3,367	$2,776

The fair value of stock options vested during the year ended December 31, 2019 was $2.7 million. At December 31, 2019, there was $4.1 million of unrecognized stock-based compensation expense relating to stock options granted pursuant to the Plans, which will be recognized over the weighted-average remaining vesting period of 2.47 years.
At December 31, 2019, there was $0.3 million of unrecognized stock-based compensation expense relating to performance-based RSUs granted pursuant to the Stock Incentive Plans, which will be recognized over the weighted-average remaining vesting period of 1.0 years.
Reserved Shares
As of December 31, 2019 and 2018, the Company reserved the following shares of common stock for issuance of shares resulting from the exercise of outstanding warrants and options, as well as the future issuance of shares available for grant under the Stock Incentive Plans:

	December 31,
	2019	2018
IPO Warrants	28,347	28,347
November Private Placement Warrants	1,633,777	1,633,777
Convertible Term Loan and Accrued Interest Payable	2,329,143	—
Pontifax Warrants	250,000	—
September 2019 Warrants	15,000	—
2015 Amended and Restated Stock Incentive Plan	2,160,338	2,238,887
Inducement Awards	90,000	50,000

Total	6,506,605	3,951,011